Directors and employees	12 Months Ended
Jan. 31, 2019
Disclosure Directors And Employees [Abstract]
Directors and employees
Directors and employees
The average monthly number of employees of the Group, including Executive Directors, during the year was:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
Technical, research and development	45	34	23
Corporate and administration	29	26	21
	74	60	44

The average number of employees reflects an increase in the Group's workforce during the second half of the year ended January 31, 2018, and the first half of the year ended January 31, 2019, to support Phase 3 preparatory activities for ridinilazole and the clinical and regulatory development of ezutromid. The number of employees as at January 31, 2019, was 61 (January 31, 2018: 76). This decrease reflects the implementation of cost-cutting measures following the decision to discontinue ezutromid development in June 2018.
Their aggregate remuneration comprised:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Wages and salaries	8,268	7,493	5,932
Social security costs	844	643	434
Other pension costs	390	350	332
Share-based payment	4,743	1,607	1,379
	14,245	10,093	8,077

Included within wages and salaries are termination benefits of £0.2 million (2018: £nil).

Key management of the Group are members of the Executive Management Team. Excluding the Chief Commercial Officer, who joined the Executive Management Team in February 2019, the aggregate amounts of key management compensation are set out below:

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Short-term employee benefits
Wages and salaries	1,406	1,520	1,252
Social security costs	168	162	98
	1,574	1,682	1,350
Post-employment benefits
Amounts paid in lieu of employer pension contributions	43	32	17
Other pension costs	11	14	11
	54	46	28
Share-based payment	3,177	705	327
Total remuneration	4,805	2,433	1,705